Cash - Reconciliation (Details) - SEK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Parent Company
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Liabilities from financing activities	kr 0	kr 0